Annual Fund Operating Expenses - iShares Euro Investment Grade Corporate Bond USD Hedged ETF - iShares Euro Investment Grade Corporate Bond USD Hedged ETF	Oct. 27, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Expenses (as a percentage of Assets)	0.18%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The amount rounded to 0.00%.